Share-Based Compensation - Schedule of Estimating the Fair Value of AMI Warrants (Details)	Feb. 26, 2025 $ / shares
Stock price [Member]
Schedule of Estimating the Fair Value of AMI Warrants [Line Items]
Stock price	$ 3.7
Expected volatility [Member]
Schedule of Estimating the Fair Value of AMI Warrants [Line Items]
Expected volatility (%)	46.25%
Risk-free interest rate [Member]
Schedule of Estimating the Fair Value of AMI Warrants [Line Items]
Risk-free interest rate	3.69%
Expected terms [Member]
Schedule of Estimating the Fair Value of AMI Warrants [Line Items]
Expected terms (in years)	3 years
Expected dividends [Member]
Schedule of Estimating the Fair Value of AMI Warrants [Line Items]
Expected dividends (%)	0.00%